Contingent assets and liabilities (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
ContingentAssetsAndLiabilitiesLineItems [Line Items]
Contingent assets and liabilities
Mr Amaral [Member]
ContingentAssetsAndLiabilitiesLineItems [Line Items]
Cash payments of contingent assets and liabilities	$ 10.0